SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended	11 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Method of Accounting

Method of Accounting The Company maintains its accounting records under the accrual method of accounting in conformity with US GAAP, where revenues and expenses are recorded as earned and incurred, respectively.

Principles of Consolidation

Principles of Consolidation The accompanying consolidated financial statements include the accounts of First Person and INC. All significant intercompany balances and transactions have been eliminated upon consolidation.

Foreign Currency

Foreign Currency In accordance with FASB ASC Topic 830, Foreign Currency Matters, the Company has determined the functional currency of First Person is the Canadian dollar. The Company translates the financial statements of First Person to U.S. dollars using month-end exchange rates for assets and liabilities, and average exchange rates for revenues and expenses. Translation gains and losses are recorded in accumulated other comprehensive loss as a component of shareholders’ equity. For the period from January 21, 2021 (date of inception) through December 31, 2021, the Company recorded a realized gain from foreign currency transactions of $28,146, in the accompanying consolidated statement of operations and comprehensive loss. Unrealized losses resulting from foreign currency transactions and translation adjustments of $35,998 are reported as an element of other comprehensive loss, net of provision for income taxes, on the consolidated statement of operations and comprehensive loss and accumulated other comprehensive loss in the consolidated statement of changes in shareholders’ equity.

Use of Estimates

Use of Estimates The preparation of consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of certain assets and liabilities, certain disclosures at the date of the consolidated financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Significant estimates affecting the consolidated financial statements have been prepared on the basis of the most current and best available information. Significant items subject to such estimates and assumptions include grant date fair values of equity awards and valuation allowance for deferred income taxes. However, actual results from the resolution of such estimates and assumptions may vary from those used in the preparation of the consolidated financial statements.

Cash and Cash Equivalents

Cash and Cash Equivalents The Company considers all short-term, highly liquid, unrestricted investments with original maturities of three months or less, to be cash equivalents. As of December 31, 2021, the Company did not have any cash equivalents.

Inventory

Inventory Inventory consists of raw materials such as inputs for functional mushroom and packaging materials that are stated at the lower of cost or net realizable value. Net realizable value is determined based on the estimated selling price less reasonably predictable cost of completion, disposal, and transportation. The Company evaluates the need for inventory reserves associated with obsolete, slow-moving, and non-sellable inventory by reviewing estimated net realized values on a periodic basis. As of December 31, 2021, the Company did not have a product for sale and did not have a reserve for obsolescence.

Financial Instruments and Concentrations of Business and Credit Risk

Financial Instruments and Concentrations of Business and Credit Risk Financial instruments that potentially subject the Company to concentrations of business and credit risks consist of cash and cash equivalents.

The Company maintains cash balances that can, at times, exceed amounts insured by the Federal Deposit Insurance Corporation. The Company has not experienced any losses in these accounts and believes it is not exposed to any significant credit risk in this area.

Property and Equipment

Property and Equipment Property and equipment are stated at cost, net of accumulated depreciation and amortization. Depreciation and amortization expense is calculated using the straight-line method over the estimated useful lives of the related assets, which is approximately five years for computer equipment.

Betterments, renewals, and extraordinary repairs that materially extend the useful life of the asset are capitalized; other repairs and maintenance charges are expensed as incurred. The cost and related accumulated depreciation or amortization applicable to assets retired are removed from the accounts and the gain or loss on disposition, if any, is recognized in the accompanying consolidated statement of operations and comprehensive loss.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets In accordance with FASB ASC Topic 360, Property, Plant, and Equipment, long-lived assets such as property and equipment are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. An impairment loss is recognized on long-lived assets when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the carrying amount of the assets. In such cases, the carrying value of these assets are adjusted to their estimated fair value and assets held for sale are adjusted to their estimated fair value less estimated selling expenses.

No impairment losses of long-lived assets were recognized for the period from January 21, 2021 (date of inception) through December 31, 2021.

Website Development Costs

Website Development Costs The Company recognizes website development costs in accordance with ASC 350-50, Accounting for Website Development Costs. As such, the Company expenses all costs incurred that relate to the planning and post implementation phases of development of its website. Direct costs incurred in the development phase are capitalized and recognized over the estimated useful life (see Note 8). Costs associated with operating the website are expensed as incurred.

Advertising

Advertising Advertising costs are expensed as incurred. Advertising expenses for the period from January 21, 2021 (date of inception) through December 31, 2021 amounted to $24,337 and are included in selling, general and administrative expenses on the accompanying consolidated statement of operations and comprehensive loss.

Income Taxes

Income Taxes The Company accounts for income taxes under FASB ASC Topic 740, Accounting for Income Taxes. As part of the process of preparing the consolidated financial statements, the Company is required to estimate an income tax provision (benefit) in each of the jurisdictions in which it operates. This process involves estimating the current income tax provision (benefit) together with assessing temporary differences resulting from differing items for tax and accounting purposes. These differences result in deferred tax assets and liabilities, which are included within the consolidated balance sheets. The Company provides a valuation allowance against its deferred tax assets when circumstances indicate that it will, more likely than not, no longer be realized.

INC accounts for income taxes in accordance with FASB ASC 740-10, Accounting for Uncertainty in Income Taxes (“ASC 740-10”). The impact of an uncertain income tax position on the income tax return must be recognized at the largest amount that is more likely than not to be sustained upon audit by the relevant taxing authority. An uncertain tax position will not be recognized if it has less than 50 percent likelihood of being sustained.

INC is a Delaware C corporation and is subject to taxation and files income tax returns in the United States. Since inception, INC tax returns are subject to examination by taxing authorities, and no examinations are currently pending.

As of December 31, 2021, INC does not have any unrecognized tax benefits. INC does not anticipate any material changes to its unrecognized tax benefits within the next twelve months.

On December 27, 2020, the United States enacted the Consolidated Appropriations Act which extended many of the benefits of the CARES Act that were scheduled to expire. The Company is evaluating the impact of the Consolidated Appropriations Act on its consolidated financial statements and related disclosures.

Lease Accounting

Lease Accounting In February 2016, the FASB issued Accounting Standards Update (“ASU”) 2016-02, Leases (Topic 842) (“ASU 2016-02” or “ASC 842”). ASC 842 establishes a right-of-use (ROU) model that requires a lessee to record an ROU asset and a lease liability, measured on a discounted basis, on the balance sheets for all leases with terms greater than twelve months. Leases will be classified as either finance or operating, with classification affecting the pattern of expense recognition in the statements of income. Effective January 21, 2021 (date of inception), the Company adopted ASC 842 for all leases existing at the date of adoption. The Company has made an accounting policy election to not recognize right of use assets or lease liabilities for leases with an initial term of twelve months or less, and recognizes the related expense in the accompanying consolidated statement of operations and comprehensive loss on a straight-line basis over the lease term.

Under ASC 842, the Company determines if an arrangement is a lease at inception. If an arrangement contains a lease, an operating or finance ROU asset and obligation are recognized at the commencement date based on the present value of lease payments over the lease term. That ROU asset and obligation represent the Company’s right to use an underlying asset for the lease term and the Company’s obligation to make lease payments arising from the lease, respectively. The ROU asset recorded includes any prepaid lease payments made and excludes lease incentives received.

The Company’s lease terms include options to extend the lease for a total of two renewal periods with each term being two years which may be exercised by giving written notice to lessor no less than sixty days prior to the expiration of the current lease or renewal period. The lease renewal terms were recognized as part of the Company’s ROU assets and lease liabilities.

Lease expense for lease payments and amortization expense for the ROU assets are recognized on a straight-line basis over the lease term and are included in selling, general and administrative expenses in the accompanying statement of operations and comprehensive loss.

There was no impact of adopting FASB ASC 842 on the accompanying statements of changes in shareholders’ equity as of January 21, 2021 (date of inception). One of the Company’s office leases commenced on April 15, 2021, for which the Company recognized ROU assets and lease liabilities in the amount of $172,974.

Share-based Compensation

Share-based Compensation In June 2018, the FASB issued ASU 2018-07, Compensation – Stock Compensation (Topic 718) – Improvements to Nonemployee Share-Based Payment Accounting (“ASU 2018-07”). The amendments in ASU 2018-07 expand the scope of FASB ASC 718, Compensation – Stock Compensation, to include share-based payment transactions for acquiring goods and services from nonemployees. Consequently, the accounting for share-based payments to nonemployees and employees will be substantially aligned. Upon adoption, entities shall be required to apply FASB ASC 718 to nonemployee awards except for specific guidance on inputs to an option pricing model and the attribution of cost. FASB ASU 2018-07 is effective for private entities for fiscal years beginning after December 15, 2019, with early adoption permitted, but no earlier than an entity’s adoption date of FASB ASC 606, Revenue from Contracts with Customers (“ASC 606”). The Company adopted FASB ASC 2018-07 effective January 21, 2021 (date of inception). In accordance with ASU 2018-07, the Company records its share-based payments at the estimated grant date fair value over the service period for equity-classified awards granted to nonemployees in the same period and in the same manner as if the Company paid cash for the goods or services. In addition, the Company has elected to account for forfeitures when they occur in accordance with FASB ASC 718-10-35-3. The calculation of expected term is based on the “simplified” method described in Staff Accounting Bulletin (“SAB”) Topic 14, Share-Based Payment. SAB Topic 14 provides a simplified method for estimating the expected term for “plain vanilla” options if a company does not have sufficient appropriate exercise data on which to base its own estimate or exercise data relating to employees of comparable companies is not easily obtainable. The risk-free interest rate is based on the U.S. Treasury yield at the date of grant for an instrument with a maturity that is commensurate with the expected term of the stock options. The dividend yield is zero since the Company has never paid cash dividends on its common shares and has no present intention to pay cash dividends. Options granted under the Company’s Equity Incentive Plan generally vest generally vest based on three years of continuous service and have five-year contractual terms (see Note 11).

Revenue Recognition

Revenue Recognition The Company recognizes revenue when control of the promised goods or services is transferred to customers, in an amount that reflects the consideration the Company expects to be entitled to in exchange for those goods or services. The Company’s revenue consists exclusively of its direct-to-consumer sales of cognitive supplements sold primarily throughout the United States.

In order to recognize revenue under ASU 2014-09, the Company applies the following five steps:

●	Identification of customer contracts;

●	Identification of the performance obligation(s) in the contract to transfer goods or provide distinct services to a customer;

●	Determination of the transaction price the Company expects to be entitled to in exchange for transferring promised goods or services to a customer;

●	Allocation the transaction price to the performance obligation(s) in the contract; and

●	Recognition revenue when or as the Company satisfies the performance obligation(s).

The Company’s contracts with customers for the cognitive supplements and other related products consist of single performance obligations. The performance obligation in a contract is determined based on each individual order and the respective quantities shipped, with revenue being recognized at a point in time when obligations under the terms of the agreement are satisfied. This generally occurs with the transfer of control when the product is shipped to the customer.

The amount of revenue recognized is reduced for estimated returns and other customer credits, such as discounts and rebates, based on the expected value to be realized. Payment terms are consistent with terms standard to the markets the Company serves.

Revenue received from shipping and handling fees is reflected in net sales. Shipping and handling costs are included in selling, general and administrative expenses as incurred or at the time revenue is recognized for the related goods.

Revenue Recognition Effective January 21, 2021 (date of inception), the Company adopted FASB ASU 2014-09, Revenue from Contracts with Customers, and related subsequent amendments (collectively, “ASC 606”). However, the Company has not generated any revenues to date and the adoption did not have a material impact on the Company’s financial position or results of operations. During 2021, the Company has continued developing its formulation and distribution of functional mushroom products focusing on the mental performance and wellness markets.

Impact of Coronavirus

Impact of Coronavirus During 2021, the COVID-19 pandemic continued to rapidly evolve. Mandates from federal, state and/or local authorities to mitigate the spread of the virus have adversely impacted global commercial activity and contributed to significant volatility in financial markets. However, the pandemic to date has not had a significant impact on the financial performance of the Company. While the Company was not materially affected by the pandemic during the period from January 21, 2021 (date of inception) through December 31, 2021, the Company is unable to predict the impact the COVID-19 pandemic will have on its financial condition, results of operations and cash flows due to numerous uncertainties.

Recently Issued Accounting Pronouncements

Recently Issued Accounting Pronouncements In June 2016, the FASB issued ASU 2016-13 Topic 326, Financial Instruments - Credit Losses (“ASU 2016-13”), which in conjunction with subsequent amendments issued by FASB amends the FASB’s guidance on the impairment of financial instruments. The ASU adds to US GAAP an impairment model (known as the “current expected credit loss model”) that is based on expected losses rather than incurred losses. For public companies, ASU 2016-13 is effective for annual reporting periods beginning after December 15, 2021. In November 2019, the FASB issued ASU 2019-10, Financial Instruments – Credit Losses (Topic 326): Effective Date for Certain Entities (“ASU 2019-10”). The amendments of ASU 2019-10 defer the effective date of ASU 2016-13 for certain entities by one year. Private companies should apply the guidance in ASU 2016-13 to annual reporting periods beginning after December 15, 2022. Early adoption is permitted. The Company is currently in the process of evaluating the potential impact of this new accounting guidance, which is effective for the Company beginning on January 1, 2023, although early adoption is permitted.

Recently Issued Accounting Pronouncements In June 2016, the FASB issued ASU 2016-13 Topic 326, Financial Instruments - Credit Losses (“ASU 2016-13”), which in conjunction with subsequent amendments issued by FASB amends the FASB’s guidance on the impairment of financial instruments. The ASU adds to US GAAP an impairment model (known as the “current expected credit loss model”) that is based on expected losses rather than incurred losses. For public companies, ASU 2016-13 is effective for annual reporting periods beginning after December 15, 2021. In November 2019, the FASB issued ASU 2019-10, Financial Instruments – Credit Losses (Topic 326): Effective Date for Certain Entities (“ASU 2019-10”). The amendments of ASU 2019-10 defer the effective date of ASU 2016-13 for certain entities by one year. Private companies should apply the guidance in ASU 2016-13 to annual reporting periods beginning after December 15, 2022. Early adoption is permitted. The Company is currently in the process of evaluating the potential impact of this new accounting guidance, which is effective for the Company beginning on January 1, 2023, although early adoption is permitted.

Unaudited Interim Financial Statements

Unaudited Interim Financial Statements The unaudited interim consolidated balance sheet as of June 30, 2022, the unaudited interim consolidated statements of operations and comprehensive loss, the unaudited interim consolidated statements of changes in shareholders’ equity, and the unaudited interim consolidated statements of cash flows for the six months ended June 30, 2022 and the period from January 21, 2021, through June 30, 2021 (“period ended June 30, 2021”), as well as other information disclosed in the accompanying notes, are unaudited. The consolidated balance sheet as of December 31, 2021 was derived from the audited consolidated financial statements as of that date. The interim consolidated financial statements and the accompanying notes should be read in conjunction with the annual consolidated financial statements and the accompanying notes for the year ended December 31, 2021.

The interim consolidated financial statements and the accompanying notes have been prepared on the same basis as the annual consolidated financial statements and, in the opinion of management, reflect all adjustments, which include only normal recurring adjustments, necessary for a fair statement of the results of operations for the periods presented. The consolidated results of operations for any interim period are not necessarily indicative of the results to be expected for the full year or for any other future years or interim periods.

These financial statements are presented in United States Dollars (“USD”), which is both the Company’s functional and reporting currency.

The Company’s significant accounting policies are described in Note 3 to the Company’s consolidated financial statements as of December 31, 2021. There have been no material changes to the Company’s significant accounting policies.